UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2020

Brian C. Janssen

Short-Term Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America® Annual report for the year ended August 31, 2020

Invest with care for
durable outcomes

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Short-Term Bond Fund of America seeks to provide you with current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	1.30%	1.25%	0.85%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.70% for Class A shares as of the prospectus dated October 30, 2020 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of September 30, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.25%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.31%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	The value of a long-term perspective

4	Summary investment portfolio

8	Financial statements

34	Board of trustees and other officers

Fellow investors:

After more than a decade of expansion, COVID-19 shook markets and led to the first economic contraction since the financial crisis during Short-Term Bond Fund of America’s fiscal year. The equity volatility that ensued sparked a flight to safety that helped to produce positive returns across most fixed income sectors. For the 12-month period ended August 31, 2020, the fund returned 3.82%.

By comparison, the Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index, a broad measure of the market in which the fund invests, gained 3.65%. Meanwhile, the Lipper Short U.S. Government Funds Average posted a return of 3.22%. Results for other time periods are shown in the table below.

Investors who reinvested monthly dividends totaling over 14 cents a share earned an income return of 1.45% over the past 12 months. For those who took their dividends in cash, the figure was 1.44%. The fund’s share price increased to $10.19 from $9.96.

Bond market overview

It was a turbulent year for markets, providing the sort of environment in which high-quality bonds often shine. This result played out as yields fell across all Treasury maturities, driving up bond values.

When the fund’s fiscal year began in September 2019, the Federal Reserve had already begun cutting rates in response to weakening global growth and modest inflation — despite extremely low U.S. unemployment. After 25-basis-point cuts in each of its September and October meetings, the central bank paused until March. U.S. central bankers responded to the pandemic’s potential impact at that time, announcing two more dramatic cuts of 50 and 100 basis points to put the federal funds target rate between 0% and 0.25%.

Results at a glance

For periods ended August 31, 2020, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 10/2/06)

Short-Term Bond Fund of America (Class A shares)	3.82%	1.81%	1.13%	1.74%
Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index*	3.65	2.05	1.49	2.40
Lipper Short U.S. Government Funds Average†	3.22	1.57	1.00	2.02

*	Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years, excluding BBB-rated securities. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: Bloomberg Index Services Ltd.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website. Source: Refinitiv Lipper.

Short-Term Bond Fund of America	1

Lower rates and market catalysts, such as the flight to quality, sent yields tumbling. This led to a sharp return for the Bloomberg Barclays U.S. Treasury Index*, which gained 6.98% over the fiscal year.

In general, higher quality bond sectors outpaced lower quality sectors, with investment-grade corporates (those rated BBB or higher by the rating agencies) outpacing high-yield corporates (rated below BBB). Credit spreads, the premium investors are paid for taking on credit risk compared to Treasuries, widened sharply when volatility deepened but recovered somewhat as markets calmed. Issuance was strong during the year, as companies sought more bonds in order to cash in on cheap debt and shore up their capital positions.

Inside the portfolio

The year’s elevated volatility, bond downgrades and spread widening in riskier credit sectors exemplified the sort of environment in which a fixed income fund focused on high-quality bonds should aim to provide stability to a portfolio. In fact, the fund maintained its prudent, balanced approach and delivered a return that outpaced both its benchmark and Lipper peer group average. This was not achieved by attempting to maximize return, but instead by seeking a modest positive result and hedging risk appropriately.

In doing so, the fund maintained its approach of investing in high-quality fixed income assets, consisting predominately of U.S. Treasuries, investment-grade corporate bonds and mortgage-backed securities. The fund’s duration positioning, the measure of its exposure to interest rate risk, was the most significant contributor to its positive return relative to its benchmark. Prior to the Fed’s sharp rate cuts, managers purchased relatively inexpensive futures contracts to act as insurance and protect the fund against exactly this event.

The fund’s mortgage and asset-backed securities had mixed results, but on balance proved additive. Managers’ position in investment-grade corporate bonds was smaller than the benchmark’s exposure, which had a negative relative impact. But good security selection within those investments helped to minimize that headwind.

To manage duration and curve positioning, the fund used both cash bonds and derivatives such as interest rate swaps and futures. These derivatives were used primarily as a price-efficient way to shift interest rate exposure away from longer maturities and toward shorter maturities.

Looking ahead

For the rest of 2020 and into next year, managers expect uncertainty in the markets. As such they will continue to actively manage the fund against potential risks. As the U.S. economy recovers from the impact of COVID-19, markets should continue to improve. However, volatility could remain elevated for some time, due to risks from a possible resurgence of the virus, the coming election or other factors.

From an investing standpoint, some bonds that were purchased at significant discounts earlier this year that rise in price may be sold over this period. These may include certain asset-backed securities and corporates. As valuations begin to look less attractive, managers will seek higher quality credits more likely to act defensively in a volatile environment. They will also use duration as an important lever to manage risk.

Managers expect rates to remain low for an extended period. This is due in part to Fed policy which focuses more on relieving high unemployment rather than controlling inflation, which could put some upward pressure on inflation expectations when the U.S. economy begins to heat back up. This could manifest in rising values for Treasury Inflation-Protected Securities (TIPS) over time.

As the past year showed, in volatile periods Short-Term Bond Fund of America has the potential to preserve investor capital as equities or riskier bond funds sustain losses. Managers intend to continue to carefully assess investment opportunities with that goal in mind. We appreciate your support and look forward to reporting to you again in six months.

Sincerely,

John R. Queen

President

October 13, 2020

For current information about the fund, visit capitalgroup.com.

*	Bloomberg Barclays U.S. Treasury Index includes public obligations of the U.S. Treasury, i.e., U.S. government bonds. Certain Treasury bills are excluded by a maturity constraint. In addition, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded.

2	Short-Term Bond Fund of America

The value of a long-term perspective

How a hypothetical $10,000 investment has grown (for the period October 2, 2006, to August 31, 2020, with dividends reinvested).

Fund results shown are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: Bloomberg Index Services Ltd. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Source: Thomson Reuters Lipper. Results of the Lipper Short U.S. Government Funds Average do not reflect any sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
[4]	For the period October 2, 2006, commencement of operations, through August 31, 2007.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2020)*

Class A shares	1 year	5 years	10 years

At maximum offering price (reflecting the maximum 2.50% sales charge)	1.18%	1.29%	0.87%
At net asset value	3.82	1.81	1.13

*	Assumes reinvestment of all distributions.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Short-Term Bond Fund of America	3

Summary investment portfolio August 31, 2020

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	50.36%
AAA/Aaa	29.72
AA/Aa	6.85
A/A	6.47
Short-term securities & other assets less liabilities	6.60
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 93.40%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 49.27%
U.S. Treasury 46.11%
U.S. Treasury 1.50% 2021	$227,000	$230,600
U.S. Treasury 1.625% 2021	35,776	36,484
U.S. Treasury 2.00% 2021	35,000	35,651
U.S. Treasury 2.25% 2021[1]	87,000	88,225
U.S. Treasury 2.375% 2021	50,000	50,609
U.S. Treasury 2.625% 2021	100,000	101,756
U.S. Treasury 2.625% 2021	80,000	82,560
U.S. Treasury 0.125% 2022	522,000	521,880
U.S. Treasury 0.125% 2022	351,000	350,933
U.S. Treasury 0.125% 2022	200,000	199,957
U.S. Treasury 1.50% 2022[1]	351,000	360,365
U.S. Treasury 1.50% 2022	220,605	226,757
U.S. Treasury 1.625% 2022	258,665	267,469
U.S. Treasury 1.75% 2022	250,000	257,179
U.S. Treasury 1.75% 2022	35,000	35,844
U.S. Treasury 0.125% 2023	257,500	257,367
U.S. Treasury 0.125% 2023	85,000	84,940
U.S. Treasury 0.25% 2023	159,086	159,560
U.S. Treasury 0.50% 2023	100,000	100,912
U.S. Treasury 2.625% 2023	75,000	81,111
U.S. Treasury 2.75% 2023	98,795	105,630
U.S. Treasury 1.50% 2024	39,000	41,099
U.S. Treasury 1.75% 2024	78,000	83,106
U.S. Treasury 2.125% 2024[1]	83,000	88,739
U.S. Treasury 2.25% 2024	127,000	136,534
U.S. Treasury 0.25% 2025	70,000	69,985
U.S. Treasury 0.375% 2025	35,000	35,198
U.S. Treasury 1.375% 2025	74,640	78,362
U.S. Treasury 1.625% 2026[1]	85,000	91,326

4	Short-Term Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 2027	$50,000	$49,628
U.S. Treasury 0.625% 2030	115,250	114,502
U.S. Treasury 0.13%–2.50% 2021–2040[1]	136,157	139,334
		4,563,602

U.S. Treasury inflation-protected securities 3.16%
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	135,941	137,076
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	132,212	142,174
U.S. Treasury Inflation-Protected Security 0.125% 2030[2]	30,159	33,820
		313,070

Total U.S. Treasury bonds & notes		4,876,672

Mortgage-backed obligations 17.98%
Collateralized mortgage-backed obligations (privately originated) 8.56%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,4,5]	30,312	31,245
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,4,5]	34,899	35,222
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.922% 2052[3,4,5]	32,448	32,410
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.975% 2052[3,4,5]	40,255	40,383
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.905% 2022[3,4,5]	36,999	37,093
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.325% 2051[3,4,5]	38,525	38,620
Other securities		631,922
		846,895

Federal agency mortgage-backed obligations 7.13%
Fannie Mae 2.55%–6.00% 2022–2050[3,5]	47,078	49,983
Uniform Mortgage-Backed Security 1.50% 2035[3,6]	92,314	94,496
Uniform Mortgage-Backed Security 1.50% 2035[3,6]	80,000	81,759
Uniform Mortgage-Backed Security 2.00% 2035[3,6]	152,209	158,178
Uniform Mortgage-Backed Securities 3.50%–4.50% 2050[3,6]	16,289	17,579
Other securities		303,967
		705,962

Commercial mortgage-backed securities 2.29%
Other securities		227,155

Total mortgage-backed obligations		1,780,012

Asset-backed obligations 14.43%
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,4]	33,495	34,075
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,4]	41,825	42,375
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[3]	33,945	35,142
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,4]	56,700	56,739
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14%2025[3]	56,580	58,529
Other securities		1,200,953
		1,427,813

Corporate bonds, notes & loans 7.20%

Financials 3.03%
Skandinaviska Enskilda Banken AB 2.20% 2022[4]	30,000	31,204
Other securities		268,822
		300,026

Information technology 0.94%
Apple Inc. 0.55% 2025	36,989	37,108
Other securities		56,138
		93,246

Other 3.23%
Other securities		319,584

Total corporate bonds, notes & loans		712,856

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 3.34%
Other securities		$330,672

Federal agency bonds & notes 1.09%
Fannie Mae 0.25%–2.00% 2022–2030	$76,822	77,023
Other securities		31,126
		108,149

Municipals 0.09%
Other securities		8,970

Total bonds, notes & other debt instruments (cost: $9,078,929,000)		9,245,144

Short-term securities 10.13%	Shares
Money market investments 10.13%
Capital Group Central Cash Fund 0.14%[7,8]	10,022,897	1,002,390

Total short-term securities (cost: $1,002,258,000)		1,002,390
Total investment securities 103.53% (cost: $10,081,187,000)		10,247,534
Other assets less liabilities (3.53)%		(349,677)

Net assets 100.00%		$9,897,857

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

		Number of		Notional amount [9]	Value at 8/31/2020 [10]	Unrealized (depreciation) appreciation at 8/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	4,100	September 2020	$(1,025,000)	$(1,022,617)	$(486)
90 Day Euro Dollar Futures	Short	942	March 2021	(235,500)	(235,029)	(16)
90 Day Euro Dollar Futures	Short	2,835	March 2022	(708,750)	(707,332)	(203)
2 Year U.S. Treasury Note Futures	Long	3,156	January 2021	631,200	697,303	281
5 Year U.S. Treasury Note Futures	Short	705	January 2021	(70,500)	(88,852)	(22)
10 Year U.S. Treasury Note Futures	Long	129	December 2020	12,900	17,963	14
10 Year Ultra U.S. Treasury Note Futures	Short	4,797	December 2020	(479,700)	(764,822)	783
20 Year U.S. Treasury Bond Futures	Long	208	December 2020	20,800	36,550	(113)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,467	December 2020	146,700	324,070	(663)
						$(425)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 8/31/2020 (000)
1.309%	U.S. EFFR	12/16/2020	$360,350	$1,126	$—	$1,126
1.33075%	U.S. EFFR	12/16/2020	238,800	760	—	760
0.10865%	U.S. EFFR	3/29/2022	30,000	28	—	28
U.S. EFFR	0.34565%	3/27/2024	30,000	(77)	—	(77)
U.S. EFFR	0.11%	5/18/2024	301,200	11	—	11
U.S. EFFR	0.126%	6/25/2025	49,500	(41)	—	(41)

6	Short-Term Bond Fund of America

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 8/31/2020 (000)
U.S. EFFR	0.1275%	6/25/2025	$49,500	$(45)	$—	$(45)
U.S. EFFR	0.106%	6/30/2025	55,311	10	—	10
U.S. EFFR	0.093%	7/2/2025	124,300	105	—	105
U.S. EFFR	0.096%	7/2/2025	124,200	86	—	86
U.S. EFFR	0.10875%	7/6/2025	114,200	13	—	13
U.S. EFFR	0.0995%	7/9/2025	57,200	34	—	34
U.S. EFFR	0.105%	7/9/2025	57,200	18	—	18
U.S. EFFR	0.099%	7/10/2025	140,300	87	—	87
3-month USD-LIBOR	1.867%	7/11/2025	66,500	(2,964)	—	(2,964)
U.S. EFFR	0.062%	8/3/2025	155,012	418	—	418
U.S. EFFR	0.045%	8/4/2025	50,000	177	—	177
0.7708%	3-month USD-LIBOR	6/8/2030	49,494	389	—	389
1.08925%	3-month USD-LIBOR	9/2/2050	6,800	19	—	19
					$—	$154

Investments in affiliates8

	Value of affiliates at 9/1/2019 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 8/31/2020 (000)	Dividend income (000)
Short-term securities 10.13%
Money market investments 10.13%
Capital Group Central Cash Fund 0.14%[7]	$364,559	$6,058,771	$5,420,865	$(220)	$145	$1,002,390	$6,171

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $37,625,000, which represented .38% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,080,655,000, which represented 21.02% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Purchased on a TBA basis.
[7]	Rate represents the seven-day yield at 8/31/2020.
[8]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

Short-Term Bond Fund of America	7

Financial statements

Statement of assets and liabilities at August 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $9,078,929)	$9,245,144
Affiliated issuers (cost: $1,002,258)	1,002,390	$10,247,534
Cash		6,827
Receivables for:
Sales of investments	255,115
Sales of fund’s shares	66,858
Dividends and interest	24,063
Variation margin on futures contracts	4,993
Variation margin on swap contracts	189	351,218
		10,605,579
Liabilities:
Payables for:
Purchases of investments	682,031
Repurchases of fund’s shares	18,867
Dividends on fund’s shares	192
Investment advisory services	2,162
Services provided by related parties	1,583
Trustees’ deferred compensation	71
Variation margin on futures contracts	2,315
Variation margin on swap contracts	423
Other	78	707,722
Net assets at August 31, 2020		$9,897,857

Net assets consist of:
Capital paid in on shares of beneficial interest		$9,712,328
Total distributable earnings		185,529
Net assets at August 31, 2020		$9,897,857

See notes to financial statements.

8	Short-Term Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (971,680 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$4,455,916	437,336	$10.19
Class C	79,064	7,858	10.06
Class T	10	1	10.19
Class F-1	130,398	12,799	10.19
Class F-2	844,654	82,898	10.19
Class F-3	538,310	52,823	10.19
Class 529-A	555,405	54,513	10.19
Class 529-C	16,156	1,611	10.03
Class 529-E	19,462	1,912	10.18
Class 529-T	11	1	10.19
Class 529-F-1	122,245	11,999	10.19
Class R-1	2,946	293	10.05
Class R-2	51,305	5,106	10.05
Class R-2E	1,184	116	10.18
Class R-3	63,848	6,274	10.18
Class R-4	44,266	4,345	10.19
Class R-5E	2,970	292	10.19
Class R-5	13,358	1,311	10.19
Class R-6	2,956,349	290,192	10.19

See notes to financial statements.

Short-Term Bond Fund of America	9

Statement of operations for the year ended August 31, 2020	(dollars in thousands)

Investment income:
Income:
Interest	$151,412
Dividends (includes $6,171 from affiliates)	6,171	$157,583
Fees and expenses*:
Investment advisory services	21,659
Distribution services	14,441
Transfer agent services	4,825
Administrative services	2,420
Reports to shareholders	206
Registration statement and prospectus	985
Trustees’ compensation	39
Auditing and legal	59
Custodian	21
Other	442
Total fees and expenses before waiver/reimbursement	45,097
Less waiver/reimbursement of fees and expenses:
Transfer agent services waiver	52
Transfer agent services reimbursement	— †
Total fees and expenses after waiver/reimbursement		45,045
Net investment income		112,538

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	114,034
Affiliated issuers	(220)
Futures contracts	1,207
Swap contracts	(27,825)	87,196
Net unrealized appreciation on:
Investments:
Unaffiliated issuers	67,141
Affiliated issuers	145
Futures contracts	1,194
Swap contracts	45,062	113,542
Net realized gain and unrealized appreciation		200,738

Net increase in net assets resulting from operations		$313,276

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

10	Short-Term Bond Fund of America

Statements of changes in net assets
(dollars in thousands)

	Year ended August 31,
	2020	2019
Operations:
Net investment income	$112,538	$128,336
Net realized gain	87,196	29,475
Net unrealized appreciation	113,542	72,297
Net increase in net assets resulting from operations	313,276	230,108

Distributions paid or accrued to shareholders	(127,284)	(127,118)

Net capital share transactions	2,678,475	856,420

Total increase in net assets	2,864,467	959,410

Net assets:
Beginning of year	7,033,390	6,073,980
End of year	$9,897,857	$7,033,390

See notes to financial statements.

Short-Term Bond Fund of America	11

Notes to financial statements

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C1	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C1	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T1	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Class C, T, 529-C and 529-T shares are not available for purchase.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

12	Short-Term Bond Fund of America

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and

Short-Term Bond Fund of America	13

valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,876,672	$—	$4,876,672
Mortgage-backed obligations	—	1,780,012	—	1,780,012
Asset-backed obligations	—	1,427,813	—	1,427,813
Corporate bonds, notes & loans	—	712,856	—	712,856
Bonds & notes of governments & government agencies outside the U.S.	—	330,672	—	330,672
Federal agency bonds & notes	—	108,149	—	108,149
Municipals	—	8,970	—	8,970
Short-term securities	1,002,390	—	—	1,002,390
Total	$1,002,390	$9,245,144	$—	$10,247,534

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,078	$—	$—	$1,078
Unrealized appreciation on interest rate swaps	—	3,281	—	3,281
Liabilities:
Unrealized depreciation on futures contracts	(1,503)	—	—	(1,503)
Unrealized depreciation on interest rate swaps	—	(3,127)	—	(3,127)
Total	$(425)	$154	$—	$(271)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

14	Short-Term Bond Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Short-Term Bond Fund of America	15

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

16	Short-Term Bond Fund of America

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,016,073,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $8,586,266,000.

Short-Term Bond Fund of America	17

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the year ended, August 31, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,078	Unrealized depreciation*	$1,503
Swap	Interest	Unrealized appreciation*	3,281	Unrealized depreciation*	3,127
			$4,359		$4,630

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$1,207	Net unrealized appreciation on futures contracts	$1,194
Swap	Interest	Net realized loss on swap contracts	(27,825)	Net unrealized appreciation on swap contracts	45,062
			$(26,618)		$46,256

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended August 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended August 31, 2020, the fund reclassified $5,994,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

18	Short-Term Bond Fund of America

As of August 31, 2020, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$91,760
Undistributed long-term capital gains	13,890
Gross unrealized appreciation on investments	173,511
Gross unrealized depreciation on investments	(7,594)
Net unrealized appreciation on investments	165,917
Cost of investments	10,081,346

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended August 31, 2020						Year ended August 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$52,226		$1,153		$53,379		$56,915		$—	$56,915
Class C	520		21		541		684		—	684
Class T	—	*	—	*	—	*	—	*	—	—	*
Class F-1	1,505		32		1,537		1,600		—	1,600
Class F-2	9,336		152		9,488		8,529		—	8,529
Class F-3	7,083		119		7,202		6,579		—	6,579
Class 529-A	6,870		155		7,025		7,184		—	7,184
Class 529-C	283		13		296		407		—	407
Class 529-E	231		6		237		286		—	286
Class 529-T	—	*	—	*	—	*	—	*	—	—	*
Class 529-F-1	1,866		36		1,902		1,888		—	1,888
Class R-1	20		1		21		32		—	32
Class R-2	333		15		348		470		—	470
Class R-2E	10		—	*	10		10		—	10
Class R-3	667		19		686		812		—	812
Class R-4	567		13		580		637		—	637
Class R-5E	40		1		41		30		—	30
Class R-5	204		4		208		228		—	228
Class R-6	43,028		755		43,783		40,827		—	40,827
Total	$124,789		$2,495		$127,284		$127,118		$—	$127,118

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.240% on such assets in excess of $6.5 billion. For the year ended August 31, 2020, the investment advisory services fee was $21,659,000, which was equivalent to an annualized rate of 0.269% of average daily net assets.

Short-Term Bond Fund of America	19

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2020, unreimbursed expenses subject to reimbursement totaled $1,103,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended August 31, 2020, AFS voluntarily waived transfer agent services fees of $52,000 for Class F-3 shares and CRMC reimbursed transfer agent services fees of less than $1,000 for Class R-2E shares. Neither AFS nor CRMC intend to recoup the waiver or reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

20	Short-Term Bond Fund of America

For the year ended August 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$11,126	$3,170		$1,113		Not applicable
Class C	699	59		21		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	267	136		32		Not applicable
Class F-2	Not applicable	553		170		Not applicable
Class F-3	Not applicable	90		120		Not applicable
Class 529-A	1,144	385		145		$305
Class 529-C	350	30		11		22
Class 529-E	92	8		6		12
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	90		34		71
Class R-1	28	3		1		Not applicable
Class R-2	343	159		14		Not applicable
Class R-2E	6	3		—	*	Not applicable
Class R-3	289	90		17		Not applicable
Class R-4	97	35		11		Not applicable
Class R-5E	Not applicable	4		1		Not applicable
Class R-5	Not applicable	7		3		Not applicable
Class R-6	Not applicable	3		721		Not applicable
Total class-specific expenses	$14,441	$4,825		$2,420		$410

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $39,000 in the fund’s statement of operations reflects $33,000 in current fees (either paid in cash or deferred) and a net increase of $6,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund has sold securities to other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2020, the fund engaged in such sale transactions with related funds in the amount of $18,438,000, which generated $152,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2020.

Short-Term Bond Fund of America	21

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2020

Class A	$2,328,133	230,964	$52,761		5,246		$(1,316,935)	(130,927)	$1,063,959	105,283
Class C	73,502	7,379	533		54		(58,694)	(5,890)	15,341	1,543
Class T	—	—	—		—		—	—	—	—
Class F-1	69,246	6,863	1,511		150		(35,640)	(3,535)	35,117	3,478
Class F-2	812,529	80,465	8,895		883		(437,998)	(43,508)	383,426	37,840
Class F-3	387,620	38,450	6,860		682		(180,201)	(17,891)	214,279	21,241
Class 529-A	233,953	23,210	6,997		696		(139,729)	(13,894)	101,221	10,012
Class 529-C	20,231	2,045	294		30		(42,713)	(4,286)	(22,188)	(2,211)
Class 529-E	6,672	664	235		23		(6,570)	(655)	337	32
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	48,025	4,777	1,894		188		(32,683)	(3,250)	17,236	1,715
Class R-1	2,108	212	21		2		(1,564)	(157)	565	57
Class R-2	24,446	2,459	343		35		(19,171)	(1,937)	5,618	557
Class R-2E	629	63	10		1		(349)	(35)	290	29
Class R-3	32,656	3,249	676		67		(26,479)	(2,639)	6,853	677
Class R-4	23,129	2,297	574		57		(17,292)	(1,721)	6,411	633
Class R-5E	2,219	221	40		4		(1,183)	(118)	1,076	107
Class R-5	5,532	548	206		21		(3,765)	(375)	1,973	194
Class R-6	994,092	98,604	43,708		4,345		(190,839)	(19,028)	846,961	83,921
Total net increase (decrease)	$5,064,722	502,470	$125,558		12,484		$(2,511,805)	(249,846)	$2,678,475	265,108

Year ended August 31, 2019

Class A	$1,443,941	146,614	$56,149		5,678		$(1,203,170)	(122,063)	$296,920	30,229
Class C	49,945	5,138	670		68		(44,760)	(4,592)	5,855	614
Class T	—	—	—		—		—	—	—	—
Class F-1	32,154	3,259	1,567		158		(31,744)	(3,217)	1,977	200
Class F-2	466,050	47,374	7,868		796		(332,979)	(33,771)	140,939	14,399
Class F-3	195,854	19,877	6,150		622		(161,090)	(16,304)	40,914	4,195
Class 529-A	170,442	17,256	7,153		723		(117,759)	(11,925)	59,836	6,054
Class 529-C	20,235	2,082	404		41		(20,611)	(2,118)	28	5
Class 529-E	7,181	729	284		29		(6,073)	(615)	1,392	143
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	40,234	4,078	1,881		190		(24,375)	(2,468)	17,740	1,800
Class R-1	706	72	32		4		(2,008)	(206)	(1,270)	(130)
Class R-2	16,855	1,731	465		48		(17,904)	(1,841)	(584)	(62)
Class R-2E	335	34	10		1		(33)	(4)	312	31
Class R-3	22,519	2,287	802		81		(19,461)	(1,975)	3,860	393
Class R-4	13,801	1,398	630		64		(12,313)	(1,248)	2,118	214
Class R-5E	1,594	161	30		3		(995)	(100)	629	64
Class R-5	5,836	593	226		23		(5,188)	(526)	874	90
Class R-6	473,879	48,013	40,704		4,116		(229,703)	(23,275)	284,880	28,854
Total net increase (decrease)	$2,961,561	300,696	$125,025		12,645		$(2,230,166)	(226,248)	$856,420	87,093

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

22	Short-Term Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,902,742,000 and $3,097,927,000, respectively, during the year ended August 31, 2020.

10. Ownership concentration

At August 31, 2020, the fund had one shareholder, American Funds Portfolio Series — Preservation Portfolio, with aggregate ownership of 10% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds Portfolio Series — Preservation Portfolio.

Short-Term Bond Fund of America	23

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
8/31/2020	$9.96	$.13	$.24	$.37	$(.14)	$—	[5]	$(.14)	$10.19	3.82%		$4,456		.70%		.70%		1.26%
8/31/2019	9.81	.18	.15	.33	(.18)	—		(.18)	9.96	3.36		3,306		.70		.70		1.81
8/31/2018	9.97	.15	(.16)	(.01)	(.15)	—		(.15)	9.81	(.12)		2,960		.69		.69		1.49
8/31/2017	9.98	.09	— [5]	.09	(.10)	—	[5]	(.10)	9.97	.98		3,102		.64		.64		.93
8/31/2016	9.97	.07	.04	.11	(.08)	(.02)		(.10)	9.98	1.07		3,133		.62		.62		.67
Class C:
8/31/2020	9.84	.05	.25	.30	(.08)	—	[5]	(.08)	10.06	3.05		79		1.39		1.39		.55
8/31/2019	9.69	.11	.15	.26	(.11)	—		(.11)	9.84	2.66		62		1.42		1.42		1.09
8/31/2018	9.86	.07	(.16)	(.09)	(.08)	—		(.08)	9.69	(.96)		55		1.44		1.44		.73
8/31/2017	9.87	.01	.01	.02	(.03)	—	[5]	(.03)	9.86	.22		68		1.45		1.45		.11
8/31/2016	9.88	(.02)	.04	.02	(.01)	(.02)		(.03)	9.87	.22		95		1.45		1.45		(.17)
Class T:
8/31/2020	9.96	.16	.24	.40	(.17)	—	[5]	(.17)	10.19	4.13	[6]	—	[7]	.39	[6]	.39	[6]	1.60	[6]
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.65	[6]	—	[7]	.41	[6]	.41	[6]	2.10	[6]
8/31/2018	9.98	.17	(.17)	— [5]	(.17)	—		(.17)	9.81	.04	[6]	—	[7]	.43	[6]	.43	[6]	1.74	[6]
8/31/2017[8,9]	9.95	.05	.04	.09	(.06)	—		(.06)	9.98	.87	[6,10]	—	[7]	.18	[6,10]	.18	[6,10]	.48	[6,10]
Class F-1:
8/31/2020	9.96	.13	.24	.37	(.14)	—	[5]	(.14)	10.19	3.82		131		.69		.69		1.26
8/31/2019	9.81	.18	.14	.32	(.17)	—		(.17)	9.96	3.33		93		.73		.73		1.78
8/31/2018	9.97	.14	(.16)	(.02)	(.14)	—		(.14)	9.81	(.16)		89		.73		.73		1.41
8/31/2017	9.98	.08	.01	.09	(.10)	—	[5]	(.10)	9.97	.89		136		.73		.73		.83
8/31/2016	9.97	.06	.04	.10	(.07)	(.02)		(.09)	9.98	.96		143		.72		.72		.56
Class F-2:
8/31/2020	9.96	.15	.25	.40	(.17)	—	[5]	(.17)	10.19	4.11		845		.41		.41		1.49
8/31/2019	9.81	.20	.15	.35	(.20)	—		(.20)	9.96	3.62		449		.44		.44		2.07
8/31/2018	9.97	.17	(.16)	.01	(.17)	—		(.17)	9.81	.12		301		.45		.45		1.73
8/31/2017	9.98	.11	— [5]	.11	(.12)	—	[5]	(.12)	9.97	1.16		305		.47		.47		1.09
8/31/2016	9.97	.08	.04	.12	(.09)	(.02)		(.11)	9.98	1.23		396		.46		.46		.85
Class F-3:
8/31/2020	9.96	.16	.25	.41	(.18)	—	[5]	(.18)	10.19	4.21		538		.34		.32		1.62
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.72		314		.36		.35		2.16
8/31/2018	9.98	.18	(.17)	.01	(.18)	—		(.18)	9.81	.10		269		.37		.37		1.82
8/31/2017[8,11]	9.94	.08	.05	.13	(.09)	—		(.09)	9.98	1.30	[10]	211		.35	[12]	.35	[12]	1.33	[12]
Class 529-A:
8/31/2020	9.96	.13	.24	.37	(.14)	—	[5]	(.14)	10.19	3.82		556		.69		.69		1.27
8/31/2019	9.81	.18	.14	.32	(.17)	—		(.17)	9.96	3.33		443		.73		.73		1.78
8/31/2018	9.97	.15	(.17)	(.02)	(.14)	—		(.14)	9.81	(.15)		377		.72		.72		1.48
8/31/2017	9.98	.09	— [5]	.09	(.10)	—	[5]	(.10)	9.97	.95		321		.67		.67		.90
8/31/2016	9.97	.06	.04	.10	(.07)	(.02)		(.09)	9.98	1.03		302		.66		.66		.63

24	Short-Term Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2020	$9.81	$.06	$.23	$.29	$(.07)	$—	[5]	$(.07)	$10.03	3.03%	$16		1.44%		1.44%		.59%
8/31/2019	9.66	.10	.15	.25	(.10)	—		(.10)	9.81	2.64	37		1.46		1.46		1.05
8/31/2018	9.83	.06	(.16)	(.10)	(.07)	—		(.07)	9.66	(1.00)	37		1.47		1.47		.65
8/31/2017	9.84	.01	.01	.02	(.03)	—	[5]	(.03)	9.83	.20	65		1.49		1.49		.08
8/31/2016	9.86	(.03)	.04	.01	(.01)	(.02)		(.03)	9.84	.11	68		1.51		1.51		(.23)
Class 529-E:
8/31/2020	9.95	.11	.24	.35	(.12)	—	[5]	(.12)	10.18	3.61	20		.91		.91		1.08
8/31/2019	9.80	.15	.15	.30	(.15)	—		(.15)	9.95	3.11	19		.94		.94		1.57
8/31/2018	9.96	.12	(.16)	(.04)	(.12)	—		(.12)	9.80	(.39)	17		.96		.96		1.23
8/31/2017	9.97	.06	— [5]	.06	(.07)	—	[5]	(.07)	9.96	.66	17		.97		.97		.60
8/31/2016	9.96	.03	.04	.07	(.04)	(.02)		(.06)	9.97	.71	17		.99		.99		.30
Class 529-T:
8/31/2020	9.96	.15	.25	.40	(.17)	—	[5]	(.17)	10.19	4.06 [6]	—	[7]	.47	[6]	.47	[6]	1.52	[6]
8/31/2019	9.81	.20	.15	.35	(.20)	—		(.20)	9.96	3.57 [6]	—	[7]	.50	[6]	.50	[6]	2.01	[6]
8/31/2018	9.98	.16	(.16)	— [5]	(.17)	—		(.17)	9.81	(.02)[6]	—	[7]	.50	[6]	.50	[6]	1.67	[6]
8/31/2017[8,9]	9.95	.05	.04	.09	(.06)	—		(.06)	9.98	.86 [6,10]	—	[7]	.20	[6,10]	.20	[6,10]	.47	[6,10]
Class 529-F-1:
8/31/2020	9.96	.15	.25	.40	(.17)	—	[5]	(.17)	10.19	4.07	122		.46		.46		1.51
8/31/2019	9.81	.20	.15	.35	(.20)	—		(.20)	9.96	3.58	102		.49		.49		2.03
8/31/2018	9.97	.17	(.16)	.01	(.17)	—		(.17)	9.81	.07	83		.49		.49		1.71
8/31/2017	9.98	.11	— [5]	.11	(.12)	—	[5]	(.12)	9.97	1.12	65		.50		.50		1.07
8/31/2016	9.97	.08	.04	.12	(.09)	(.02)		(.11)	9.98	1.16	56		.52		.52		.77
Class R-1:
8/31/2020	9.83	.05	.24	.29	(.07)	—	[5]	(.07)	10.05	3.02	3		1.42		1.42		.53
8/31/2019	9.69	.10	.14	.24	(.10)	—		(.10)	9.83	2.54	2		1.45		1.45		1.03
8/31/2018	9.85	.07	(.16)	(.09)	(.07)	—		(.07)	9.69	(.88)	4		1.45		1.45		.71
8/31/2017	9.86	.01	.01	.02	(.03)	—	[5]	(.03)	9.85	.21	4		1.47		1.47		.09
8/31/2016	9.87	(.02)	.04	.02	(.01)	(.02)		(.03)	9.86	.22	5		1.45		1.45		(.18)
Class R-2:
8/31/2020	9.82	.06	.24	.30	(.07)	—	[5]	(.07)	10.05	3.14	51		1.41		1.41		.56
8/31/2019	9.68	.10	.15	.25	(.11)	—		(.11)	9.82	2.55	45		1.43		1.43		1.07
8/31/2018	9.84	.07	(.16)	(.09)	(.07)	—		(.07)	9.68	(.87)	45		1.44		1.44		.74
8/31/2017	9.86	.01	— [5]	.01	(.03)	—	[5]	(.03)	9.84	.12	45		1.50		1.50		.07
8/31/2016	9.87	(.01)	.04	.03	(.02)	(.02)		(.04)	9.86	.26	46		1.43		1.43		(.14)
Class R-2E:
8/31/2020	9.95	.08	.25	.33	(.10)	—	[5]	(.10)	10.18	3.35	1		1.17		1.16		.79
8/31/2019	9.80	.13	.15	.28	(.13)	—		(.13)	9.95	2.87	1		1.18		1.18		1.36
8/31/2018	9.97	.10	(.17)	(.07)	(.10)	—		(.10)	9.80	(.72)	1		1.21		1.19		.98
8/31/2017	9.97	.04	.01	.05	(.05)	—	[5]	(.05)	9.97	.55	1		1.19		1.19		.43
8/31/2016	9.97	.03	.04	.07	(.05)	(.02)		(.07)	9.97	.70	—	[7]	1.13		1.11		.55

See end of table for footnotes.

Short-Term Bond Fund of America	25

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-3:
8/31/2020	$9.94	$.10	$.26	$.36	$(.12)	$—	[5]	$(.12)	$10.18	3.65%	$64		.97%		.97%		1.01%
8/31/2019	9.80	.15	.14	.29	(.15)	—		(.15)	9.94	2.96	56		.99		.99		1.52
8/31/2018	9.96	.12	(.16)	(.04)	(.12)	—		(.12)	9.80	(.43)	51		1.00		1.00		1.17
8/31/2017	9.97	.06	— [5]	.06	(.07)	—	[5]	(.07)	9.96	.61	55		1.01		1.01		.56
8/31/2016	9.96	.03	.04	.07	(.04)	(.02)		(.06)	9.97	.69	55		1.00		1.00		.28
Class R-4:
8/31/2020	9.96	.13	.25	.38	(.15)	—	[5]	(.15)	10.19	3.86	44		.66		.66		1.32
8/31/2019	9.81	.18	.15	.33	(.18)	—		(.18)	9.96	3.37	37		.69		.69		1.83
8/31/2018	9.97	.15	(.16)	(.01)	(.15)	—		(.15)	9.81	(.12)	34		.69		.69		1.48
8/31/2017	9.98	.09	— [5]	.09	(.10)	—	[5]	(.10)	9.97	.93	37		.70		.70		.89
8/31/2016	9.97	.06	.04	.10	(.07)	(.02)		(.09)	9.98	.99	27		.70		.70		.60
Class R-5E:
8/31/2020	9.96	.15	.25	.40	(.17)	—	[5]	(.17)	10.19	4.05	3		.48		.48		1.49
8/31/2019	9.81	.20	.15	.35	(.20)	—		(.20)	9.96	3.57	2		.49		.49		2.03
8/31/2018	9.98	.19	(.19)	— [5]	(.17)	—		(.17)	9.81	.05	1		.46		.46		1.92
8/31/2017	9.98	.11	.01	.12	(.12)	—	[5]	(.12)	9.98	1.27	—	[7]	.65		.47		1.09
8/31/2016[8,13]	9.97	.06	.04	.10	(.07)	(.02)		(.09)	9.98	1.01 [10]	—	[7]	.58	[12]	.58	[12]	.80	[12]
Class R-5:
8/31/2020	9.96	.16	.25	.41	(.18)	—	[5]	(.18)	10.19	4.16	13		.37		.37		1.60
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.67	11		.40		.40		2.11
8/31/2018	9.98	.17	(.16)	.01	(.18)	—		(.18)	9.81	.06	10		.40		.40		1.75
8/31/2017	9.98	.12	.01	.13	(.13)	—	[5]	(.13)	9.98	1.32	11		.41		.41		1.17
8/31/2016	9.97	.09	.04	.13	(.10)	(.02)		(.12)	9.98	1.28	9		.41		.41		.91
Class R-6:
8/31/2020	9.96	.16	.25	.41	(.18)	—	[5]	(.18)	10.19	4.22	2,956		.32		.32		1.64
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.73	2,054		.34		.34		2.18
8/31/2018	9.97	.18	(.16)	.02	(.18)	—		(.18)	9.81	.23	1,740		.34		.34		1.86
8/31/2017	9.98	.12	— [5]	.12	(.13)	—	[5]	(.13)	9.97	1.28	1,384		.35		.35		1.23
8/31/2016	9.97	.09	.04	.13	(.10)	(.02)		(.12)	9.98	1.34	1,050		.35		.35		.97

	Year ended August 31,
Portfolio turnover rate for all share classes[14,15]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	107%	134%	129%	134%	292%
Including mortgage dollar roll transactions	116%	153%	148%	137%	301%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class T and 529-T shares began investment operations on April 7, 2017.
[10]	Not annualized.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Annualized.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

26	Short-Term Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of Short-Term Bond Fund of America (the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

October 13, 2020

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Short-Term Bond Fund of America	27

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2020, through August 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	Short-Term Bond Fund of America

	Beginning account value 3/1/2020	Ending account value 8/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,017.72	$3.51	.69%
Class A – assumed 5% return	1,000.00	1,021.73	3.52	.69
Class C – actual return	1,000.00	1,014.45	7.06	1.39
Class C – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class T – actual return	1,000.00	1,019.26	1.93	.38
Class T – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class F-1 – actual return	1,000.00	1,017.78	3.46	.68
Class F-1 – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class F-2 – actual return	1,000.00	1,019.18	2.09	.41
Class F-2 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class F-3 – actual return	1,000.00	1,019.63	1.63	.32
Class F-3 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class 529-A – actual return	1,000.00	1,017.79	3.46	.68
Class 529-A – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 529-C – actual return	1,000.00	1,014.32	7.31	1.44
Class 529-C – assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class 529-E – actual return	1,000.00	1,016.69	4.57	.90
Class 529-E – assumed 5% return	1,000.00	1,020.67	4.58	.90
Class 529-T – actual return	1,000.00	1,018.92	2.34	.46
Class 529-T – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 529-F-1 – actual return	1,000.00	1,018.97	2.29	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class R-1 – actual return	1,000.00	1,013.35	7.16	1.41
Class R-1 – assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class R-2 – actual return	1,000.00	1,014.41	7.11	1.40
Class R-2 – assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class R-2E – actual return	1,000.00	1,015.43	5.89	1.16
Class R-2E – assumed 5% return	1,000.00	1,019.36	5.90	1.16
Class R-3 – actual return	1,000.00	1,016.37	4.93	.97
Class R-3 – assumed 5% return	1,000.00	1,020.32	4.94	.97
Class R-4 – actual return	1,000.00	1,017.95	3.31	.65
Class R-4 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class R-5E – actual return	1,000.00	1,018.85	2.39	.47
Class R-5E – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class R-5 – actual return	1,000.00	1,019.38	1.88	.37
Class R-5 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class R-6 – actual return	1,000.00	1,019.66	1.58	.31
Class R-6 – assumed 5% return	1,000.00	1,023.64	1.58	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2020:

Long-term capital gains	$2,495,000
U.S. government income that may be exempt from state taxation	$52,723,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2021, to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their tax advisors.

Short-Term Bond Fund of America	29

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

30	Short-Term Bond Fund of America

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Short-Term Bond Fund of America	31

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32	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	33

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2010	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2006	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	98	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	86	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None
R. Clark Hooper, 1946	2006	Private investor	89	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2009	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None
Alexandra Trower, 1964	2019	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	85	Compass Minerals, Inc. (producer of salt and specialty fertilizers)

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2015	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	20	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

34	Short-Term Bond Fund of America

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
John R. Queen, 1965 President	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company[6]
Kristine M. Nishiyama, 1970 Executive Vice President	2006	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Ritchie Tuazon, 1978 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Vincent J. Gonzales, 1984 Vice President	2018	Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

Short-Term Bond Fund of America	35

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete August 31, 2020, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

STBF

Registrant:

a) Audit Fees:
Audit	2019	68,000
	2020	35,000

b) Audit-Related Fees:
	2019	None
	2020	None

c) Tax Fees:
	2019	None
	2020	15,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2019	None
	2020	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2019	None
	2020	None
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2019	2,000
	2020	15,000

	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2019	4,000
	2020	8,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $6,000 for fiscal year 2019 and $38,000 for fiscal year 2020. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of America®

Investment portfolio

August 31, 2020

Bonds, notes & other debt instruments 93.40% U.S. Treasury bonds & notes 49.27% U.S. Treasury 46.11%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2021	$227,000	$230,600
U.S. Treasury 1.625% 2021	35,776	36,484
U.S. Treasury 1.625% 2021	8,614	8,721
U.S. Treasury 1.75% 2021	15,000	15,301
U.S. Treasury 2.00% 2021	35,000	35,651
U.S. Treasury 2.25% 20211	87,000	88,225
U.S. Treasury 2.375% 2021	50,000	50,609
U.S. Treasury 2.625% 2021	100,000	101,756
U.S. Treasury 2.625% 2021	80,000	82,560
U.S. Treasury 0.125% 2022	522,000	521,880
U.S. Treasury 0.125% 2022	351,000	350,933
U.S. Treasury 0.125% 2022	200,000	199,957
U.S. Treasury 0.125% 2022	10,000	9,999
U.S. Treasury 1.50% 20221	351,000	360,365
U.S. Treasury 1.50% 2022	220,605	226,757
U.S. Treasury 1.625% 2022	258,665	267,469
U.S. Treasury 1.75% 2022	250,000	257,179
U.S. Treasury 1.75% 2022	35,000	35,844
U.S. Treasury 1.75% 2022	10,000	10,301
U.S. Treasury 1.875% 2022	19,480	20,182
U.S. Treasury 2.125% 2022	2,392	2,502
U.S. Treasury 0.125% 2023	257,500	257,367
U.S. Treasury 0.125% 2023	85,000	84,940
U.S. Treasury 0.25% 2023	159,086	159,560
U.S. Treasury 0.50% 2023	100,000	100,912
U.S. Treasury 1.375% 2023	10,000	10,303
U.S. Treasury 2.50% 2023	16,121	17,099
U.S. Treasury 2.625% 2023	75,000	81,111
U.S. Treasury 2.75% 2023	98,795	105,630
U.S. Treasury 1.50% 2024	39,000	41,099
U.S. Treasury 1.75% 2024	78,000	83,106
U.S. Treasury 1.75% 2024	14,080	14,927
U.S. Treasury 2.125% 20241	83,000	88,739
U.S. Treasury 2.25% 2024	127,000	136,534
U.S. Treasury 0.25% 2025	70,000	69,985
U.S. Treasury 0.25% 2025	2,500	2,499
U.S. Treasury 0.375% 2025	35,000	35,198
U.S. Treasury 0.50% 2025	70	71
U.S. Treasury 1.375% 2025	74,640	78,362
U.S. Treasury 1.625% 20261	85,000	91,326
U.S. Treasury 0.375% 2027	50,000	49,628
U.S. Treasury 0.375% 2027	5,900	5,903
U.S. Treasury 0.625% 2030	115,250	114,502
U.S. Treasury 1.125% 20401	22,000	21,526
		4,563,602

Short-Term Bond Fund of America — Page 1 of 17

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 3.16%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 20212	$135,941	$137,076
U.S. Treasury Inflation-Protected Security 0.125% 20252	132,212	142,174
U.S. Treasury Inflation-Protected Security 0.125% 20302	30,159	33,820
		313,070
Total U.S. Treasury bonds & notes		4,876,672
Mortgage-backed obligations 17.98% Collateralized mortgage-backed obligations (privately originated) 8.56%
Angel Oak Mortgage Trust, Series 2017-2, Class A1, 2.478% 20473,4,5	534	537
Angel Oak Mortgage Trust, Series 2019-3, Class A1, 2.93% 20593,4,5	1,579	1,600
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20483,4,5	30,312	31,245
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 20493,4,5	9,836	10,118
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 20553,4	6,534	6,559
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.275% 20293,4,5	6,459	6,454
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 20593,4,5	20,923	21,627
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A2, 3.00% 20593,4,5	1,492	1,563
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 20483,4,5	15,965	16,451
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 20483,4,5	5,572	5,699
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 20493,4,5	14,080	14,423
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 20293,4,5	20,291	20,416
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.527% 20293,4,5	1,256	1,270
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 20293,4,5	941	953
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 20303,4,5	18,356	18,513
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 20303,4,5	10,207	10,328
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20683,4,5	9,117	9,515
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 20603,4,5	18,372	18,509
Consumer Credit Origination Loan Trust, Series 2020-2, Class A1, 1.853% 20653,4	9,476	9,536
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 20373,4	4,111	4,255
Credit Suisse Mortgage Trust, Series 2018-J1, Class A2, 3.50% 20483,4,5	1,313	1,367
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 20583,4,5	1,591	1,721
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577% 20473,4,5	711	720
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 20303,4,5	1,096	1,098
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 20303,4,5	10,473	10,552
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 20493,4	3,299	3,297
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 20693,4	22,277	23,980
Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.50% 20473,4,5	2,984	3,006
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 20583,4,5	16,542	16,817
Homeward Opportunities Fund Trust, Series 2018-1, Class A1, 3.766% 20483,4,5	3,671	3,681
Homeward Opportunities Fund Trust, Series 2019-1, Class A1, 3.454% 20593,4,5	5,593	5,689
Homeward Opportunities Fund Trust, Series 2020-2, 1.657% 20653,4,5	4,921	4,934
JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50% 20473,4,5	92	93
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 20483,4,5	132	136
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 20493,4,5	826	847
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 20493,4,5	685	707
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 4.00% 20493,4,5	576	592
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20593,4,5	19,271	19,202
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 20593,4,5	24,918	24,934
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 20603,4,5	34,899	35,222
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 1.025% 20513,4,5	16,683	16,711
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.922% 20523,4,5	32,448	32,410
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.975% 20523,4,5	40,255	40,383

Short-Term Bond Fund of America — Page 2 of 17

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 1.125% 20523,4,5	$8,290	$8,256
Mello Warehouse Securitization Trust, Series 2019-1, Class B, 1.175% 20523,4,5	8,840	8,835
Metlife Securitization Trust, Series 2017-1A, Class A, 3.00% 20553,4,5	1,331	1,399
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 20573,4,5	720	775
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 20493,4,5	9,251	9,320
Mill City Mortgage Trust, Series 2016-1, Class A1, 2.50% 20573,4,5	64	65
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 20583,4,5	913	971
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 20593,4,5	5,414	5,685
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 20623,4,5	133	139
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 20693,4,5	1,999	2,123
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.905% 20223,4,5	36,999	37,093
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.155% 20223,4,5	16,601	16,666
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, Class A1, 2.188% 20223	2,500	2,507
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20283,4,5	294	295
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 20283,4,5	6,394	6,408
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 20293,4,5	9,274	9,308
Nationstar HECM Loan Trust, Series 2019-2A, Class M1, 2.359% 20293,4,5	5,153	5,245
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 20293,4,5	759	756
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20293,4,5	2,904	2,917
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 20353,4,5	618	672
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 20553,4,5	1,212	1,319
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 20563,4	530	573
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 20573,4,5	5,773	6,194
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 20573,4,5	1,088	1,178
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 20573,4,5	1,377	1,492
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 20583,4,5	673	727
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 20593,4,5	2,529	2,643
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 20593,4,5	2,156	2,278
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 20603,4	17,516	17,553
Onslow Bay Financial, Series 2015-1, Class 2A4, 3.00% 20453,4,5	5,583	5,769
Progress Residential Trust, Series 2018-SFR1, Class A, 3.255% 20353,4	8,677	8,780
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 20353,4	5,750	5,918
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 20353,4	7,379	7,617
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 20363,4	21,000	21,528
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 20373,4	3,365	3,447
Reverse Mortgage Investment Trust, Series 2020-2, Class A, 1.75% 20303,4,5	11,395	11,419
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 20303,4,5	2,526	2,537
Reverse Mortgage Investment Trust, Series 2020-1, Class M1, 2.332% 20303,4,5	5,319	5,347
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 20303,4,5	440	439
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20633,4,5	6,760	6,741
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.00% 20473,4,5	1,364	1,377
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20483,4,5	2,942	3,018
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00% 20483,4	2,798	2,828
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 20483,4,5	15,646	15,727
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 20493,4,5	7,096	7,279
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 20603,4,5	5,468	5,485
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.325% 20513,4,5	38,525	38,620
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 20453,4	4,931	4,965
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 20553,4,5	936	963
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75% 20553,4,5	405	412

Short-Term Bond Fund of America — Page 3 of 17

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.75% 20553,4,5	$313	$314
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 20553,4,5	320	328
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20563,4,5	459	466
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20563,4,5	449	459
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20563,4,5	402	413
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.775% 20573,4,5	6,035	6,019
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 20573,4,5	4,018	4,176
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 20573,4,5	948	977
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 20573,4,5	450	463
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20573,4,5	438	457
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.175% 20583,4,5	4,884	4,893
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 20583,4,5	4,964	5,285
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 20583,4,5	761	812
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 20583,4,5	235	248
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 20583,4,5	7,078	7,624
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 20583,4,5	4,747	5,145
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 20583,4,5	4,878	4,939
Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90% 20593,4,5	1,441	1,535
Tricorn American Homes, Series 2016-SFR1, Class A, 2.589% 20333,4	6,640	6,663
Tricorn American Homes, Series 2017-SFR1, Class A, 2.716% 20343,4	1,046	1,067
Tricorn American Homes, Series 2020-SFR1, Class A, 1.499% 20383,4	19,731	19,793
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 20603,4,5	3,206	3,232
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-1, Class A3, 3.00% 20493,4,5	138	140
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A3, 3.50% 20493,4,5	166	169
		846,895
Federal agency mortgage-backed obligations 7.13%
Fannie Mae Pool #AD2028 4.50% 20253	813	862
Fannie Mae Pool #555538 3.761% 20333,5	503	506
Fannie Mae Pool #MA3632 3.50% 20343	1,238	1,307
Fannie Mae Pool #888521 3.819% 20343,5	699	738
Fannie Mae Pool #889579 6.00% 20383	1,855	2,187
Fannie Mae Pool #889983 6.00% 20383	776	915
Fannie Mae Pool #AL0095 6.00% 20383	58	69
Fannie Mae Pool #AC2106 2.566% 20393,5	206	216
Fannie Mae Pool #AC1676 2.967% 20393,5	117	123
Fannie Mae Pool #AC6266 3.984% 20393,5	253	266
Fannie Mae Pool #AE7629 3.729% 20403,5	91	95
Fannie Mae Pool #AL9531 3.637% 20413,5	4,406	4,628
Fannie Mae Pool #AL0073 3.769% 20413,5	380	399
Fannie Mae Pool #AE0789 3.788% 20413,5	521	548
Fannie Mae Pool #AE0844 3.818% 20413,5	434	455
Fannie Mae Pool #AI8806 5.00% 20413	1,625	1,836
Fannie Mae Pool #AL2000 2.547% 20423,5	573	597
Fannie Mae Pool #AL2184 2.618% 20423,5	936	978
Fannie Mae Pool #AL1941 2.837% 20423,5	722	754
Fannie Mae Pool #AP7819 2.853% 20423,5	446	465
Fannie Mae Pool #AL9533 3.175% 20423,5	2,395	2,506
Fannie Mae Pool #AL9532 3.19% 20423,5	5,511	5,758
Fannie Mae Pool #AL9530 3.594% 20423,5	3,756	3,939
Fannie Mae Pool #AB9584 3.50% 20433	7	7
Fannie Mae Pool #BK7655 3.90% 20483,5	3,171	3,351
Fannie Mae Pool #BJ0639 4.00% 20483	413	442
Fannie Mae Pool #BK6971 4.00% 20483	365	389

Short-Term Bond Fund of America — Page 4 of 17

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK0920 4.00% 20483	$210	$224
Fannie Mae Pool #BK2010 4.00% 20483	66	73
Fannie Mae Pool #BJ9252 4.00% 20483	66	70
Fannie Mae Pool #BK4764 4.00% 20483	55	59
Fannie Mae Pool #BK5305 4.00% 20483	52	56
Fannie Mae Pool #BK0915 4.00% 20483	20	22
Fannie Mae Pool #CA2493 4.50% 20483	223	241
Fannie Mae Pool #BK9464 3.902% 20493,5	2,895	3,058
Fannie Mae Pool #BN5611 3.974% 20493,5	8,913	9,441
Fannie Mae Pool #BP0099 4.00% 20493	729	777
Fannie Mae Pool #MA3962 4.00% 20503	259	276
Fannie Mae, Series 2016-M1, Class ASQ2, Multi Family, 2.132% 20213,5	476	478
Fannie Mae, Series 2011-M9, Class A2, Multi Family, 2.821% 20213	464	466
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 20213,5	4,705	4,754
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 20223	2,451	2,515
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 20223,5	3,784	3,859
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 20223	1,310	1,339
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 20233	5,600	5,727
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 20233	1,556	1,581
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.49% 20233,5	4,226	4,370
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.604% 20243,5	3,526	3,721
Fannie Mae, Series 2017-M3, Class AV1, Multi Family, 2.604% 20243,5	97	99
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.641% 20243,5	4,504	4,739
Fannie Mae, Series 2017-M10, Class AV1, Multi Family, 2.641% 20243,5	894	910
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.713% 20243,5	3,917	4,193
Fannie Mae, Series 2017-M15, Class AV1, Multi Family, 2.713% 20243,5	39	39
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 20253	848	863
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 20253	2,201	2,280
Fannie Mae, Series 2015-M13, Class A1, Multi Family, 2.353% 20253	398	400
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 20253	3,978	4,132
Fannie Mae, Series 2015-M16, Class A1, Multi Family, 2.70% 20253,5	3,132	3,272
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 20263	750	771
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 20263	1,214	1,248
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 20263	4,265	4,425
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 20263	6,264	6,524
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 20263	3,038	3,147
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 20263	3,012	3,147
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 20263	2,915	3,026
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 20263	1,609	1,639
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.497% 20263,5	2,756	2,830
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.565% 20263,5	2,842	2,936
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.565% 20263,5	421	423
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 20263	4,427	4,649
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.67% 20263,5	3,053	3,214
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 20273	4,141	4,321
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 20273	1,492	1,571
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 20273	426	438
Fannie Mae, Series 2017-M2, Class A1, Multi Family, 2.895% 20273,5	1,841	1,895
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 20273,5	10	11
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 20273,4	3,793	4,010
Freddie Mac Pool #G14740 5.50% 20243	219	225
Freddie Mac Pool #ZT1872 3.50% 20343	14	15
Freddie Mac Pool #781228 3.894% 20343,5	414	415
Freddie Mac Pool #782818 4.01% 20343,5	391	413

Short-Term Bond Fund of America — Page 5 of 17

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #A23893 5.50% 20343	$318	$362
Freddie Mac Pool #1H2524 3.458% 20353,5	905	959
Freddie Mac Pool #848365 3.213% 20363,5	616	652
Freddie Mac Pool #848751 3.462% 20363,5	210	222
Freddie Mac Pool #1L1476 4.099% 20363,5	270	271
Freddie Mac Pool #1L1292 4.173% 20363,5	945	966
Freddie Mac Pool #G02162 5.50% 20363	183	214
Freddie Mac Pool #1B4386 2.849% 20393,5	71	72
Freddie Mac Pool #1B8916 3.745% 20413,5	387	389
Freddie Mac Pool #760014 3.346% 20453,5	1,382	1,440
Freddie Mac Pool #Q52216 3.50% 20473	5,922	6,271
Freddie Mac Pool #ZT2205 4.00% 20483	1,000	1,069
Freddie Mac Pool #SI2002 4.00% 20483	504	538
Freddie Mac Pool #ZS4790 4.00% 20483	29	31
Freddie Mac Pool #SD8006 4.00% 20493	98	104
Freddie Mac Pool #ZA6269 4.50% 20493	1,180	1,274
Freddie Mac Pool #SD8052 4.00% 20503	3,711	3,954
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 20213	34	34
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 20223	60	62
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 20233	500	534
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 20233	7,000	7,621
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 20243	1,600	1,730
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 20243	2,000	2,183
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 20253	1,000	1,092
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 20253	750	831
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 20253	2,075	2,322
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 20263	30	33
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 20263	400	441
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 20263	4,605	5,175
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20273,5	10	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.95% 20563,5	13,357	14,184
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20563	13,156	14,013
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20563,5	9,190	9,761
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 20573,5	24	27
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20573	12,311	13,267
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20573	19	21
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 20573	8,392	9,416
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 20583	14,571	15,788
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 20583	2,186	2,362
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 20583	103	111
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 20593	4,567	4,872
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 20283	19,980	21,658
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 20293	1,115	1,177
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 20293	3,593	3,913
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 20303	4,539	4,718
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 20303	1,178	1,238
Government National Mortgage Assn. 5.00% 20493	1,709	1,855
Government National Mortgage Assn. Pool #MA5653 5.00% 20483	7,837	8,505
Government National Mortgage Assn. Pool #MA5332 5.00% 20483	162	176

Short-Term Bond Fund of America — Page 6 of 17

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5878 5.00% 20493	$5,547	$6,016
Government National Mortgage Assn. Pool #MA6042 5.00% 20493	161	174
Government National Mortgage Assn. Pool #714621 5.46% 20593	119	139
Government National Mortgage Assn. Pool #710077 4.70% 20613	7	8
Government National Mortgage Assn. Pool #710074 4.72% 20613	2	3
Government National Mortgage Assn. Pool #725876 4.775% 20613	2	3
Government National Mortgage Assn. Pool #725879 4.803% 20613	3	4
Government National Mortgage Assn. Pool #765151 4.805% 20613	27	28
Government National Mortgage Assn. Pool #751394 4.81% 20613	13	13
Government National Mortgage Assn. Pool #710085 4.972% 20613	7	8
Government National Mortgage Assn. Pool #721648 5.05% 20613	3	3
Government National Mortgage Assn. Pool #AG8060 4.447% 20633	55	57
Government National Mortgage Assn. Pool #AG8041 4.544% 20633	53	56
Government National Mortgage Assn. Pool #AC1008 4.588% 20633	3	3
Government National Mortgage Assn. Pool #AC0975 4.603% 20633	6	6
Government National Mortgage Assn. Pool #776094 4.958% 20633	10	11
Government National Mortgage Assn. Pool #AG8149 0.839% 20643,5	320	321
Government National Mortgage Assn. Pool #767680 4.32% 20643	131	136
Government National Mortgage Assn. Pool #AG8069 4.359% 20643	42	45
Government National Mortgage Assn. Pool #AG8081 4.378% 20643	45	47
Government National Mortgage Assn. Pool #AG8070 4.412% 20643	45	47
Government National Mortgage Assn. Pool #AG8082 4.416% 20643	44	46
Government National Mortgage Assn. Pool #AC1026 4.589% 20643	6	6
Government National Mortgage Assn. Pool #AG8076 4.852% 20643	11	11
Government National Mortgage Assn. Pool #AA7554 6.64% 20643	101	105
Government National Mortgage Assn. Pool #AO0461 4.536% 20653	87	94
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 0.87% 20623,5	1,382	1,378
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.011% 20623,5	19,993	19,979
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year CMT Weekly Rate + 0.60%) 0.77% 20643,5	7,655	7,620
Uniform Mortgage-Backed Security 1.50% 20353,6	92,314	94,496
Uniform Mortgage-Backed Security 1.50% 20353,6	80,000	81,759
Uniform Mortgage-Backed Security 2.00% 20353,6	152,209	158,178
Uniform Mortgage-Backed Security 3.50% 20503,6	748	789
Uniform Mortgage-Backed Security 4.50% 20503,6	12,941	13,981
Uniform Mortgage-Backed Security 4.50% 20503,6	2,600	2,809
		705,962
Commercial mortgage-backed securities 2.29%
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 20463,5	1,063	1,101
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A4, 4.371% 20463,5	1,550	1,696
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 20463,5	1,255	1,338
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 20473	500	545
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A4, 4.023% 20473	1,000	1,091
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 20583	5,500	5,964
Commercial Mortgage Trust, Series 2012-CR1, Class A3, 3.391% 20453	2,255	2,302
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 20463,4	3,250	3,297
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 20463,4	500	515
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.215% 20463,4,5	920	886
Commercial Mortgage Trust, Series 2013-CR12, Class B, 4.762% 20463,5	60	60
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.949% 20463,4,5	2,750	2,912
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 20473	1,800	1,966
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 20473	760	816

Short-Term Bond Fund of America — Page 7 of 17

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 20473	$1,308	$1,429
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 20473	225	236
Commercial Mortgage Trust, Series 2014-CR20, Class C, 4.662% 20473,5	90	91
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 20483,5	1,250	1,330
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 20493	4,000	4,351
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 20503,5	500	558
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.513% 20443,4,5	29,950	30,480
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 20653,4,5	3,036	3,084
Grace Mortgage Trust, Series 2014-GRCE, Class A, 3.369% 20283,4	1,405	1,416
GS Mortgage Securities Corp., Series 2013-GC12, Class A4, 3.135% 20463	1,173	1,225
GS Mortgage Securities Corp., Series 2013-GC14, Class A5, 4.243% 20463	2,544	2,747
GS Mortgage Securities Corp. II, Series 2018-HULA, Class A, 1.082% 20253,4,5	2,434	2,342
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A4, 4.753% 20443,4	8,378	8,398
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.555% 20443,4,5	1,000	991
GS Mortgage Securities Corp. II, Series 2011-GC3, Class D, 5.752% 20443,4,5	9,987	9,836
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4, 3.377% 20453	2,579	2,618
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS, 4.948% 20453,4	913	948
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682% 20463,4	4,000	4,071
GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271% 20463	890	969
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 20473,5	50	47
GS Mortgage Securities Corp. II, Series 2020-GS1, Class A2, 3.47% 20483	1,460	1,566
GS Mortgage Securities Corp. II, Series 2016-GS2, Class A3, 2.791% 20493	350	374
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.312% 20383,4,5	5,500	5,341
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3, 3.507% 20453	7,595	7,869
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.605% 20463,4,5	1,000	1,029
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 20473	948	1,036
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 20483	3,500	3,640
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 20463	940	1,024
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,4	1,135	1,117
Manhattan West, Series 2020-OMW, Class A, 2.13% 20393,4	7,193	7,454
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 20463	3,000	3,138
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 20463,5	1,511	1,546
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% 20463	10,000	10,827
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.915% 20463,5	3,750	3,962
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 20473	784	820
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 20473	250	266
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 20473,5	6,985	7,417
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 20473,5	900	952
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 20483	1,790	1,865
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 20483	1,250	1,353
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 20483	1,000	1,058
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 20523	1,500	1,650
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 20463,4,5	2,225	2,250
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% 20463,4,5	1,250	1,231
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918% 20453	62	64
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 20493	5,160	5,533
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4, 3.548% 20503	1,124	1,195
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 20503	2,000	2,170
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869% 20443,4,5	436	440
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902% 20443,4,5	26,000	26,450
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.844% 20443,4,5	1,000	1,023
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class A3, 2.87% 20453	934	958
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 20453	313	308
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 20453	1,250	1,299

Short-Term Bond Fund of America — Page 8 of 17

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 20453,5	$3,250	$3,376
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 20453	7,000	7,270
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 20463,5	820	851
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 20473	581	631
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 20473	1,580	1,726
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.198% 20483	1,723	1,808
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 20573	1,500	1,612
		227,155
Total mortgage-backed obligations		1,780,012
Asset-backed obligations 14.43%
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 20233,4	20,385	20,837
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 20243,4	1,830	1,877
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 20243,4	1,080	1,133
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 20253,4	11,965	12,611
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 20263,4	16,214	16,617
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 20263,4	3,280	3,358
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 20273,4	15,047	15,274
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 20253,4	13,537	13,624
American Express Credit Account Master Trust, Series 2019-3, Class A, 2.00% 20253	885	916
AmeriCredit Automobile Receivables Trust, Series 2019-1, Class A2A, 2.93% 20223	2,656	2,663
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3, 3.07% 20223	5,610	5,659
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A2A, 1.10% 20233	3,000	3,011
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 20243	4,444	4,451
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.47% 20313,4	3,818	3,821
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 20233	9,094	9,176
CarMaxAuto Owner Trust, Series 2019-4, Class A3, 2.02% 20243	1,200	1,235
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 20243	20,785	21,430
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 20243	6,450	6,792
Carvana Auto Receivables Trust, Series 2019-3A, Class A2, 2.42% 20223,4	560	561
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20603,4	33,495	34,075
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20603,4	100	102
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 0.525% 20243,5	4,018	4,038
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 0.488% 20253,5	4,000	4,006
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20283,4	54	54
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 20453,4	14,672	14,676
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20223,4,5	7,789	7,904
CPS Auto Receivables Trust, Series 2019-C, Class A, 2.55% 20223,4	1,640	1,646
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 20223,4	1,030	1,031
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 20223,4	2,529	2,541
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 20233,4	3,833	3,846
CPS Auto Receivables Trust, Series 2020-A, Class A, 2.09% 20233,4	893	902
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 20233,4	3,000	3,036
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 20243,4	3,378	3,450
CPS Auto Receivables Trust, Series 2020-B, Class B, 2.11% 20263,4	3,250	3,293
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 20263,4	586	606
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 20293,4	19,170	19,205
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20293,4	23,529	24,115
Discover Card Execution Note Trust, Series 2015-A4, Class A4, 2.19% 20233	1,060	1,064
Discover Card Execution Note Trust, Series 2019-A14, Class A1, 3.04% 20243	12,900	13,384
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 20223	4,188	4,207
Drive Auto Receivables Trust, Series 2020-2, Class A2A, 0.85% 20233	10,250	10,269
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 20233	30,000	30,173

Short-Term Bond Fund of America — Page 9 of 17

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 20233	$1,155	$1,170
Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.83% 20243	5,688	5,713
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 20243	5,955	6,066
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 20243	1,267	1,274
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 20253	1,938	1,960
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 20263	1,989	2,050
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 20223,4	3,953	3,969
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 20223,4	3,515	3,532
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 20223,4	6,942	6,979
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 20233,4	7,044	7,090
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 20233,4	4,380	4,412
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 20233,4	3,420	3,458
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 20233,4	6,070	6,158
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 20243,4	6,019	6,039
Drivetime Auto Owner Trust, Series 2019-4A, Class B, 2.36% 20243,4	15,000	15,214
Drivetime Auto Owner Trust, Series 2018-3A, Class C, 3.79% 20243,4	2,000	2,043
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 20253,4	575	588
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 20263,4	2,959	3,004
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 20263,4	1,617	1,687
Exeter Automobile Receivables Trust, Series 2019-3A, Class A, 2.59% 20223,4	8,050	8,077
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 20223,4	1,652	1,653
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 3.95% 20223,4	4,069	4,110
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 20223,4	1,238	1,248
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 20233,4	13,296	13,337
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 20233,4	1,005	1,012
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 20233,4	12,000	12,131
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 20233,4	2,217	2,232
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 20233,4	13,465	13,604
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 20233,4	4,000	4,080
Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97% 20233,4	7,500	7,631
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 20243,4	4,065	4,117
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 20243,4	10,255	10,564
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 20253,4	2,345	2,444
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 20243,4	6,594	6,686
Ford Credit Auto Lease Trust, Series 2020-A, Class A2, 1.80% 20223	16,500	16,631
Ford Credit Auto Owner Trust, Series 2020-A, Class A2, 1.03% 20223	3,094	3,107
Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.04% 20243	6,649	6,735
Ford Credit Auto Owner Trust, Series 2017-3, Class A, 2.48% 20243	6,000	6,221
Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.04% 20263	1,600	1,633
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20273,4	41,825	42,375
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 20273,4	21,224	21,388
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20283,4	20,000	20,605
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 20293,4	810	842
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20303,4	9,615	10,415
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20303,4	21,440	23,533
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20313,4	17,506	18,509
Ford Credit Floorplan Master Owner Trust, Series 2018-43, Class A1, 3.52% 20233	1,050	1,086
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 20243	33,945	35,142
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.84% 20243	3,540	3,670
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 20283,4	319	319
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 20293,4	798	809
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20373,4	3,423	3,442
GM Financial Automobile Leasing Trust, Series 2020-2, Class A2A, 0.71% 20223	2,223	2,231
GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67% 20223	16,830	17,003
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 20233	6,289	6,341

Short-Term Bond Fund of America — Page 10 of 17

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 20233	$3,159	$3,226
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 20253	4,331	4,498
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.44% 20253	6,260	6,472
GM Financial Consumer Automobile Receivables Trust, Series 2017-3, Class A4, 2.13% 20233,4	1,250	1,267
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 20243	6,774	6,932
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class A, 3.71% 20233,4	1,131	1,133
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 20213,4	8,812	8,833
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 20233,4	4,282	4,288
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 20243,4	941	942
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 20243,4	2,681	2,695
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 20253,4	3,191	3,202
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 20253,4	4,419	4,423
Honda Auto Receivables Owner Trust, Series 2019-1, Class A4, 2.90% 20243	1,320	1,380
Honda Auto Receivables Owner Trust, Series 2018-2, Class A4, 3.16% 20243	1,130	1,166
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 20223,4	2,757	2,779
Hyundai Auto Receivables Trust, Series 2020-A, Class A-2, 1.51% 20233	10,250	10,349
Invitation Homes Trust, Series 2017-SFR2, Class A, (1-month USD-LIBOR + 0.85%) 1.012% 20363,4,5	2,719	2,706
Invitation Homes Trust, Series 2018-SFR1, Class A, (1-month USD-LIBOR + 0.70%) 0.862% 20373,4,5	879	868
Invitation Homes Trust, Series 2018-SFR3, Class A, (1-month USD-LIBOR + 1.00%) 1.161% 20373,4,5	2,765	2,769
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 20223	3,802	3,821
Nissan Auto Lease Trust, Series 2020-A, Class A2A, 1.80% 20223	11,779	11,872
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A2, 1.45% 20223	12,188	12,275
Nissan Auto Receivables Owner Trust, Series 2018-A, Class A4, 2.89% 20243	2,000	2,057
Nissan Auto Receivables Owner Trust, Series 2018-C, Class A4, 3.27% 20253	1,000	1,058
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 20243,4	13,048	13,198
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20603,4,5	17,821	18,225
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.242% 20273,4,5	12,952	12,903
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.322% 20273,4,5	20,882	20,832
Prestige Auto Receivables Trust, Series 2019-1A, Class A2, 2.44% 20223,4	1,368	1,373
Prestige Auto Receivables Trust, Series 2016-2A, Class C, 2.88% 20223,4	314	315
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687% 20363,4	471	486
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 20243,4	25,981	26,253
Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.16% 20223	17,000	17,088
Santander Drive Auto Receivables Trust, Series 2019-3, Class A2A, 2.28% 20223	2,816	2,818
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 20223	73	73
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2B, 1.712% 20233,5	12,698	12,768
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 20233	24,419	24,613
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28% 20233	8,491	8,592
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 20243	3,333	3,402
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 20253	5,816	5,943
Santander Retail Auto Lease Trust, Series 2019-A, Class A2A, 2.72% 20223,4	10,371	10,459
Santander Retail Auto Lease Trust, Series 2019-A, Class 4, 2.82% 20233,4	13,400	13,772
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 1.225% 20353,4,5	761	761
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20363,4	2,217	2,254
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.305% 20253,4,5	8,194	8,182
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 20243	30	31
Synchrony Credit Card Master Note Trust, Series 2019-A2, Class A, 2.34% 20253	7,000	7,217
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 20253	25,005	25,908
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 20383,4	3,750	3,752
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20383,4	3,611	3,646
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20393,4	366	366
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 20393,4	1,219	1,219

Short-Term Bond Fund of America — Page 11 of 17

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20393,4	$2,954	$2,962
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20423,4	4,959	5,048
Textainer Marine Containers Limited, Series 2020-1A, Class A, 2.73% 20453,4	3,095	3,128
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 20583,4,5	4,050	4,328
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20313,4	10,000	10,743
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20333,4	5,850	6,046
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2, 1.38% 20223	12,000	12,085
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 20223	6,755	6,792
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 20453,4	56,700	56,739
Verizon Owner Trust, Series 2018-A, Class A1B, (1-month USD-LIBOR + 0.26%) 0.418% 20223,4,5	10,602	10,606
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 20223,4	2,015	2,022
Verizon Owner Trust, Series 2019-B, Class A1A, 2.33% 20233	2,550	2,617
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 20243	1,250	1,285
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 20243	9,552	9,801
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99% 20223	8,666	8,823
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 20223	15,557	15,691
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 20233,4	14,606	14,718
Westlake Automobile Receivables Trust, Series 2020-2, Class A2A, 0.93% 20243,4	23,625	23,733
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 20243,4	5,210	5,296
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 20253,4	4,345	4,371
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 20253,4	2,110	2,139
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 20243	1,000	1,011
World Financial Network Credit Card Master Note Trust, Series 2016-A, Class A, 2.03% 20253	850	859
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 20253	56,580	58,529
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 20253	15,100	15,535
World Financial Network Credit Card Master Note Trust, Series 2018-C, Class A, 3.55% 20253	850	878
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 20263	26,500	27,155
World Financial Network Credit Card Master Note Trust, Series 2019-B, Class A, 2.49% 20263	8,187	8,434
World OMNI Select Auto Trust, Series 2019-A, Class A2A, 2.48% 20233	8,868	8,941
		1,427,813
Corporate bonds, notes & loans 7.20% Financials 3.03%
ACE INA Holdings Inc. 2.30% 2020	7,405	7,418
ACE INA Holdings Inc. 2.875% 2022	1,275	1,332
ACE INA Holdings Inc. 3.35% 2026	1,275	1,459
Citigroup Inc. 3.165% 2022 (3-month USD-LIBOR + 0.53% on 2/19/2021)7	20,000	20,261
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 1.01% 20224,5	5,000	5,043
DNB Bank ASA 2.125% 20204	5,235	5,244
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 1.605% 20215	10,395	10,463
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 1.355% 20225	1,855	1,865
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)7	20,000	22,544
Intercontinental exchange, Inc. 0.70% 2023	11,150	11,229
Marsh & McLennan Companies, Inc. 3.50% 2020	10,505	10,617
Metropolitan Life Global Funding I 3.375% 20224	5,200	5,416
Metropolitan Life Global Funding I 3.60% 20244	7,007	7,716
Metropolitan Life Global Funding I 0.95% 20254	905	918
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,476
New York Life Global Funding 1.95% 20204	20,000	20,026
New York Life Global Funding 1.70% 20214	5,000	5,079
New York Life Global Funding 2.25% 20224	2,760	2,863
New York Life Global Funding 0.95% 20254	17,680	17,901
Rabobank Nederland 2.50% 2021	6,535	6,591
Rabobank Nederland 2.75% 2022	4,100	4,239
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 0.979% 20225	10,295	10,394

Short-Term Bond Fund of America — Page 12 of 17

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Skandinaviska Enskilda Banken AB 2.20% 20224	$30,000	$31,204
Sumitomo Mitsui Financial Group, Inc. 3.936% 2023	14,846	16,386
Swedbank AB 2.80% 20224	6,800	7,040
Toronto-Dominion Bank 0.75% 2023	14,417	14,569
Toronto-Dominion Bank 1.15% 2025	7,208	7,366
U.S. Bank NA 2.05% 2020	11,850	11,864
U.S. Bank NA 3.00% 2021	7,005	7,070
UBS AG 1.75% 20224	21,000	21,433
		300,026
Information technology 0.94%
Apple Inc. 0.75% 2023	28,033	28,377
Apple Inc. 0.55% 2025	36,989	37,108
Apple Inc. 1.125% 2025	4,352	4,469
Apple Inc. 2.00% 2020	10,370	10,408
Intuit Inc. 0.95% 2025	3,955	4,005
Microsoft Corp. 2.875% 2024	3,435	3,709
Oracle Corp. 2.50% 2022	5,000	5,170
		93,246
Health care 0.86%
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 0.945% 20235	11,772	11,880
AstraZeneca PLC 0.70% 2026	13,112	13,013
Bristol-Myers Squibb Co. 2.55% 2021	7,000	7,112
Bristol-Myers Squibb Co. 2.60% 2022	7,000	7,278
Bristol-Myers Squibb Co. 2.90% 2024	14,120	15,402
Novartis Capital Corp. 1.75% 2025	10,420	10,924
Novartis Capital Corp. 2.00% 2027	3,656	3,888
Pfizer Inc. 3.00% 2021	14,690	15,106
		84,603
Consumer discretionary 0.63%
Amazon.com, Inc. 0.40% 2023	11,514	11,562
Amazon.com, Inc. 2.40% 2023	7,375	7,752
Amazon.com, Inc. 0.80% 2025	8,635	8,759
American Honda Finance Corp. 0.875% 2023	1,000	1,009
American Honda Finance Corp. 1.20% 2025	764	774
Bayerische Motoren Werke AG 2.95% 20224	3,000	3,123
Bayerische Motoren Werke AG 3.45% 20234	13,235	14,150
DaimlerChrysler North America Holding Corp. 3.00% 20214	400	405
Toyota Motor Credit Corp. 0.50% 2023	1,500	1,503
Toyota Motor Credit Corp. 1.35% 2023	8,621	8,849
Toyota Motor Credit Corp. 2.90% 2023	4,000	4,255
		62,141
Consumer staples 0.49%
Nestlé Holdings, Inc. 3.10% 20214	30,000	30,815
Philip Morris International Inc. 2.50% 2022	1,250	1,305
Philip Morris International Inc. 2.875% 2024	4,000	4,321
Philip Morris International Inc. 1.50% 2025	3,087	3,196
Procter & Gamble Co. 1.70% 2021	8,820	8,970
		48,607

Short-Term Bond Fund of America — Page 13 of 17

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 0.39%	Principal amount (000)	Value (000)
Alphabet Inc. 0.45% 2025	$10,170	$10,158
Alphabet Inc. 0.80% 2027	3,315	3,314
Comcast Corp. 3.70% 2024	2,000	2,222
Tencent Holdings Ltd. 1.81% 20264	12,000	12,296
Walt Disney Co. 3.35% 2025	9,899	11,064
		39,054
Energy 0.28%
Chevron USA Inc. 0.426% 2023	1,100	1,104
Chevron USA Inc. 0.687% 2025	390	391
Exxon Mobil Corp. 1.571% 2023	20,000	20,635
Exxon Mobil Corp. 2.019% 2024	5,125	5,407
		27,537
Industrials 0.21%
General Dynamics Corp. 3.00% 2021	8,555	8,718
Honeywell International Inc. 0.483% 2022	9,200	9,222
Honeywell International Inc. 1.35% 2025	2,973	3,063
		21,003
Utilities 0.18%
Duke Energy Progress, LLC 3.375% 2023	11,846	12,904
Public Service Enterprise Group Inc. 1.90% 2021	4,735	4,768
		17,672
Materials 0.11%
Air Products and Chemicals, Inc. 1.50% 2025	10,449	10,899
Real estate 0.08%
Public Storage 2.37% 2022	2,770	2,879
WEA Finance LLC 3.25% 20204	5,185	5,189
		8,068
Total corporate bonds, notes & loans		712,856
Bonds & notes of governments & government agencies outside the U.S. 3.34%
Bank Nederlandse Gemeenten NV 1.75% 20204	8,400	8,404
European Bank for Reconstruction & Development 0.50% 2025	13,500	13,522
European Investment Bank 1.375% 2021	13,333	13,495
European Investment Bank 1.625% 2021	12,000	12,137
European Investment Bank 2.00% 2021	10,000	10,100
European Investment Bank 2.00% 2022	9,000	9,366
European Investment Bank 2.25% 2022	11,265	11,618
European Investment Bank 2.25% 2022	6,000	6,239
European Investment Bank 0.25% 2023	3,000	3,001
European Investment Bank 2.25% 2024	5,000	5,377
European Investment Bank 0.625% 2025	3,000	3,035
European Stability Mechanism 2.125% 20224	28,324	29,462
Inter-American Development Bank 1.875% 2021	10,000	10,086
Inter-American Development Bank 1.75% 2022	15,000	15,465
Inter-American Development Bank 2.125% 2022	10,000	10,257
Inter-American Development Bank 0.625% 2025	13,000	13,139
International Bank for Reconstruction and Development 1.375% 2021	12,000	12,097

Short-Term Bond Fund of America — Page 14 of 17

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
International Bank for Reconstruction and Development 1.375% 2021	$10,000	$10,118
International Bank for Reconstruction and Development 2.75% 2021	25,000	25,560
International Bank for Reconstruction and Development 1.625% 2022	5,000	5,101
International Bank for Reconstruction and Development 0.625% 2025	3,000	3,033
International Development Association 2.75% 20234	15,000	15,977
KfW 1.50% 2021	9,000	9,092
KfW 2.625% 2021	15,000	15,222
KfW 0.375% 2025	8,054	8,057
Oesterreichische Kontrollbank AG 1.50% 2020	10,500	10,517
Oesterreichische Kontrollbank AG 2.375% 2021	2,000	2,046
Quebec (Province of) 0.60% 2025	7,415	7,418
Sweden (Kingdom of) 2.375% 20214	9,000	9,087
United Kingdom 2.50% 20214	22,400	22,644
		330,672
Federal agency bonds & notes 1.09%
Fannie Mae 2.00% 2022	14,415	14,784
Fannie Mae 0.25% 2023	22,338	22,351
Fannie Mae 0.25% 2023	10,000	10,002
Fannie Mae 0.625% 2025	12,100	12,229
Fannie Mae 0.875% 2030	17,969	17,657
Freddie Mac 0.25% 2023	14,244	14,247
Freddie Mac 0.375% 2025	7,941	7,927
U.S. Agency for International Development, Ukraine 1.471% 2021	8,820	8,952
		108,149
Municipals 0.09% California 0.09%
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 3.00% 2020	360	361
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2021	405	421
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	7,500	7,601
		8,383
Ohio 0.00%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	115	117
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	170	173
		290
Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	230	236
Florida 0.00%
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	60	61
Total municipals		8,970
Total bonds, notes & other debt instruments (cost: $9,078,929,000)		9,245,144

Short-Term Bond Fund of America — Page 15 of 17

Short-term securities 10.13% Money market investments 10.13%	Shares	Value (000)
Capital Group Central Cash Fund 0.14%8,9	10,022,897	$1,002,390
Total short-term securities (cost: $1,002,258,000)		1,002,390
Total investment securities 103.53% (cost: $10,081,187,000)		10,247,534
Other assets less liabilities (3.53)%		(349,677)
Net assets 100.00%		$9,897,857

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount10 (000)	Value at 8/31/202011 (000)	Unrealized (depreciation) appreciation at 8/31/2020 (000)
90 Day Euro Dollar Futures	Short	4,100	September 2020	$(1,025,000)	$(1,022,617)	$(486)
90 Day Euro Dollar Futures	Short	942	March 2021	(235,500)	(235,029)	(16)
90 Day Euro Dollar Futures	Short	2,835	March 2022	(708,750)	(707,332)	(203)
2 Year U.S. Treasury Note Futures	Long	3,156	January 2021	631,200	697,303	281
5 Year U.S. Treasury Note Futures	Short	705	January 2021	(70,500)	(88,852)	(22)
10 Year U.S. Treasury Note Futures	Long	129	December 2020	12,900	17,963	14
10 Year Ultra U.S. Treasury Note Futures	Short	4,797	December 2020	(479,700)	(764,822)	783
20 Year U.S. Treasury Bond Futures	Long	208	December 2020	20,800	36,550	(113)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,467	December 2020	146,700	324,070	(663)
						$(425)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 8/31/2020 (000)
1.309%	U.S. EFFR	12/16/2020	$360,350	$1,126	$—	$1,126
1.33075%	U.S. EFFR	12/16/2020	238,800	760	—	760
0.10865%	U.S. EFFR	3/29/2022	30,000	28	—	28
U.S. EFFR	0.34565%	3/27/2024	30,000	(77)	—	(77)
U.S. EFFR	0.11%	5/18/2024	301,200	11	—	11
U.S. EFFR	0.126%	6/25/2025	49,500	(41)	—	(41)
U.S. EFFR	0.1275%	6/25/2025	49,500	(45)	—	(45)
U.S. EFFR	0.106%	6/30/2025	55,311	10	—	10
U.S. EFFR	0.093%	7/2/2025	124,300	105	—	105
U.S. EFFR	0.096%	7/2/2025	124,200	86	—	86
U.S. EFFR	0.10875%	7/6/2025	114,200	13	—	13
U.S. EFFR	0.0995%	7/9/2025	57,200	34	—	34
U.S. EFFR	0.105%	7/9/2025	57,200	18	—	18
U.S. EFFR	0.099%	7/10/2025	140,300	87	—	87
3-month USD-LIBOR	1.867%	7/11/2025	66,500	(2,964)	—	(2,964)
U.S. EFFR	0.062%	8/3/2025	155,012	418	—	418
U.S. EFFR	0.045%	8/4/2025	50,000	177	—	177
0.7708%	3-month USD-LIBOR	6/8/2030	49,494	389	—	389
1.08925%	3-month USD-LIBOR	9/2/2050	6,800	19	—	19
					$—	$154

Short-Term Bond Fund of America — Page 16 of 17

1	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $37,625,000, which represented .38% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,080,655,000, which represented 21.02% of the net assets of the fund.
5	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
6	Purchased on a TBA basis.
7	Step bond; coupon rate may change at a later date.
8	Rate represents the seven-day yield at 8/31/2020.
9	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
10	Notional amount is calculated based on the number of contracts and notional contract size.
11	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
Agcy. = Agency
CLO = Collateralized Loan Obligations
CMT = Constant Maturity Treasury
Dev. = Development
EFFR = Effective Federal Funds Rate
Fin. = Finance
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFP4-048-1020O-S78040	Short-Term Bond Fund of America — Page 17 of 17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of Short-Term Bond Fund of America (the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the investment portfolio (included in Item 6 of this Form N-CSR) as of August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

October 13, 2020

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 30, 2020

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 30, 2020